Income Taxes - Summary of Tax Losses Carried Forward (Details)	Mar. 31, 2021 CAD ($)
Federal
Tax losses carried forward
Tax losses carried forward	$ 246,229,000
Research and development expenses, without time limitation	11,415,368
Other deductible temporary differences, without time limitation	55,502,620
Federal | 2033
Tax losses carried forward
Tax losses carried forward	1,827,000
Federal | 2034
Tax losses carried forward
Tax losses carried forward	14,786,000
Federal | 2035
Tax losses carried forward
Tax losses carried forward	7,876,000
Federal | 2036
Tax losses carried forward
Tax losses carried forward	21,426,000
Federal | 2037
Tax losses carried forward
Tax losses carried forward	11,667,000
Federal | 2038
Tax losses carried forward
Tax losses carried forward	15,708,000
Federal | 2039
Tax losses carried forward
Tax losses carried forward	23,953,000
Federal | 2040
Tax losses carried forward
Tax losses carried forward	46,997,000
Federal | 2041
Tax losses carried forward
Tax losses carried forward	101,989,000
Provincial
Tax losses carried forward
Tax losses carried forward	247,200,000
Research and development expenses, without time limitation	16,091,596
Other deductible temporary differences, without time limitation	55,645,953
Provincial | 2034
Tax losses carried forward
Tax losses carried forward	8,091,000
Provincial | 2035
Tax losses carried forward
Tax losses carried forward	7,522,000
Provincial | 2036
Tax losses carried forward
Tax losses carried forward	22,875,000
Provincial | 2037
Tax losses carried forward
Tax losses carried forward	11,667,000
Provincial | 2038
Tax losses carried forward
Tax losses carried forward	15,703,000
Provincial | 2039
Tax losses carried forward
Tax losses carried forward	24,577,000
Provincial | 2040
Tax losses carried forward
Tax losses carried forward	55,464,000
Provincial | 2041
Tax losses carried forward
Tax losses carried forward	$ 101,301,000